Information by business segment and by geographic area (Tables)	12 Months Ended
Dec. 31, 2019
Information by business segment and by geographic area
Schedule of adjusted EBITDA

	Year ended December 31, 2019

		Cost of goods	Sales,			Dividends received
		sold and	administrative and		Pre operating	and interest from
	Net operating	services	other operating	Research and	and operational	associates and joint	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	ventures	EBITDA
Ferrous minerals
Iron ore	23,343	(8,778)	(323)	(123)	(750)	29	13,398
Iron ore pellets	5,948	(2,666)	(20)	(16)	(72)	258	3,432
Ferroalloys and manganese	282	(220)	(8)	(2)	(1)	—	51
Other ferrous products and services	432	(324)	—	(1)	—	9	116
	30,005	(11,988)	(351)	(142)	(823)	296	16,997

Base metals
Nickel and other products	4,257	(2,867)	(75)	(44)	(28)	—	1,243
Copper	1,904	(905)	(5)	(43)	(20)	—	931
	6,161	(3,772)	(80)	(87)	(48)	—	2,174

Coal	1,021	(1,638)	1	(30)	—	113	(533)

Brumadinho event	—	—	(7,402)	—	—	—	(7,402)

Others	383	(390)	(506)	(184)	(11)	57	(651)
Total	37,570	(17,788)	(8,338)	(443)	(882)	466	10,585

	Year ended December 31, 2018
		Cost of goods	Sales,			Dividends received
		sold and	administrative and		Pre operating	and interest from
	Net operating	services	other operating	Research and	and operational	associates and joint	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	ventures	EBITDA
Ferrous minerals
Iron ore	20,354	(9,048)	(76)	(110)	(115)	28	11,033
Iron ore pellets	6,651	(3,393)	(11)	(26)	(19)	154	3,356
Ferroalloys and manganese	454	(290)	(3)	(1)	—	—	160
Other ferrous products and services	474	(313)	(4)	(1)	(1)	7	162
	27,933	(13,044)	(94)	(138)	(135)	189	14,711

Base metals
Nickel and other products	4,610	(3,060)	(47)	(39)	(33)	—	1,431
Copper	2,093	(960)	(4)	(18)	—	—	1,111
	6,703	(4,020)	(51)	(57)	(33)	—	2,542

Coal	1,643	(1,575)	(9)	(21)	—	143	181

Others	296	(263)	(752)	(157)	(21)	56	(841)
Total from continuing operations	36,575	(18,902)	(906)	(373)	(189)	388	16,593

Discontinued operations (Fertilizers)	121	(120)	(4)	—	—	—	(3)
Total	36,696	(19,022)	(910)	(373)	(189)	388	16,590

	Year ended December 31, 2017
		Cost of goods	Sales,			Dividends received
		sold and	administrative and		Pre operating	and interest from
	Net operating	services	other operating	Research and	and operational	associates and joint	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	ventures	EBITDA
Ferrous minerals
Iron ore	18,524	(7,950)	11	(88)	(181)	30	10,346
Iron ore pellets	5,653	(2,876)	(9)	(19)	(7)	81	2,823
Ferroalloys and manganese	469	(278)	(8)	—	(4)	—	179
Other ferrous products and services	483	(306)	11	(2)	—	19	205
	25,129	(11,410)	5	(109)	(192)	130	13,553

Base metals
Nickel and other products	4,667	(3,437)	(47)	(49)	(75)	—	1,059
Copper	2,204	(979)	(15)	(13)	—	—	1,197
	6,871	(4,416)	(62)	(62)	(75)	—	2,256

Coal	1,567	(1,354)	(12)	(14)	(4)	179	362

Others	400	(375)	(791)	(155)	(9)	97	(833)
Total of continuing operations	33,967	(17,555)	(860)	(340)	(280)	406	15,338

Discontinued operations (Fertilizers)	1,746	(1,606)	(102)	(12)	(25)	3	4
Total	35,713	(19,161)	(962)	(352)	(305)	409	15,342

Adjusted EBITDA is reconciled to net income (loss) as follows:

From continuing operations

	Year ended December 31
	2019	2018	2017
Net income (loss) from continuing operations attributable to Vale's stockholders	(1,683)	6,952	6,313
Net income (loss) attributable to noncontrolling interests	(497)	36	21
Net income (loss) from continuing operations	(2,180)	6,988	6,334
Depreciation, depletion and amortization	3,726	3,351	3,708
Income taxes	(595)	(172)	1,495
Financial results	3,413	4,957	3,019
Equity results and other results in associates and joint ventures	681	182	82
Dividends received and interest from associates and joint ventures (i)	466	388	406
Impairment and disposal of non-current assets	5,074	899	294
Adjusted EBITDA from continuing operations	10,585	16,593	15,338

(i) Includes remuneration of the financial instrument in the coal segment.

From discontinued operations

	Year ended December 31
	2018	2017
Loss from discontinued operations attributable to Vale's stockholders	(92)	(806)
Loss attributable to noncontrolling interests	—	(7)
Loss from discontinued operations	(92)	(813)
Depreciation, depletion and amortization	—	1
Income taxes	(40)	(102)
Financial results	5	28
Equity results in associates and joint ventures	—	2
Dividends received from associates and joint ventures	—	3
Impairment of non-current assets	124	885
Adjusted EBITDA from discontinued operations	(3)	4

Asset by segment

	December 31, 2019			December 31, 2018
		Investments in	Property, plant		Investments in	Property, plant
	Product	associates and	and equipment		associates and	and equipment
	inventory	joint ventures	and intangibles (i)	Product inventory	joint ventures	and intangibles (i)
Ferrous minerals	1,955	1,729	33,528	2,210	1,814	31,377
Base metals	1,354	14	19,893	1,147	14	21,295
Coal	60	—	—	119	317	1,589
Others	2	1,055	1,654	11	1,080	2,086
Total	3,371	2,798	55,075	3,487	3,225	56,347

	Year ended December 31
	2019			2018			2017
	Capital expenditures (ii)			Capital expenditures (ii)			Capital expenditures (ii)
			Depreciation,			Depreciation,			Depreciation,
	Sustaining	Project	depletion and	Sustaining	Project	depletion and	Sustaining	Project	depletion and
	capital	execution	amortization	capital	execution	amortization	capital	execution	amortization
Ferrous minerals	1,685	385	2,063	1,569	823	1,672	1,194	1,485	1,709
Base metals	1,225	151	1,351	1,189	34	1,351	960	50	1,590
Coal	240	—	237	132	24	252	73	45	296
Others	10	8	75	6	7	76	4	20	113
Total	3,160	544	3,726	2,896	888	3,351	2,231	1,600	3,708

(i)   Goodwill is allocated mainly to ferrous minerals and base metals segments in the amount of US$1,770 and US$1,859 in December 31, 2019 and US$1,841 and US$1,812 in December 31, 2018, respectively.

(ii)   Cash outflows.

Assets and net operating revenue by geographic area

	December 31, 2019				December 31, 2018
	Investments in		Property,		Investments in		Property,
	associates and		plant and		associates and		plant and
	joint ventures	Intangible	equipment	Total	joint ventures	Intangible	equipment	Total
Brazil	2,498	6,496	29,134	38,128	2,604	5,875	29,226	37,705
Canada	—	2,000	10,733	12,733	—	1,956	9,905	11,861
Americas, except Brazil and Canada	242	—	—	242	247	—	—	247
Europe	—	2	900	902	—	—	366	366
Indonesia	—	1	2,761	2,762	—	1	2,776	2,777
Asia, except Indonesia	58	—	995	1,053	374	—	1,025	1,399
New Caledonia	—	—	604	604	—	—	2,796	2,796
Mozambique	—	—	—	—	—	130	1,459	1,589
Oman	—	—	1,449	1,449	—	—	829	829
Other regions	—	—	—	—	—	—	3	3
Total	2,798	8,499	46,576	57,873	3,225	7,962	48,385	59,572

d) Net operating revenue by geographic area

	Year ended December 31, 2019
	Ferrous
	minerals	Base metals	Coal	Others	Total
Americas, except United States and Brazil	523	835	—	—	1,358
United States of America	404	931	—	—	1,335
Germany	1,161	522	—	—	1,683
Europe, except Germany	1,514	1,715	282	—	3,511
Middle East, Africa and Oceania	2,083	20	75	—	2,178
Japan	2,057	426	120	—	2,603
China	17,572	670	—	—	18,242
Asia, except Japan and China	2,032	816	464	—	3,312
Brazil	2,659	226	80	383	3,348
Net operating revenue	30,005	6,161	1,021	383	37,570

	Year ended December 31, 2018
	Ferrous
	minerals	Base metals	Coal	Others	Total
Americas, except United States and Brazil	820	658	—	—	1,478
United States of America	388	952	—	13	1,353
Germany	1,130	523	—	—	1,653
Europe, except Germany	2,218	1,800	436	—	4,454
Middle East, Africa and Oceania	2,562	25	151	—	2,738
Japan	2,072	508	163	—	2,743
China	14,381	861	—	—	15,242
Asia, except Japan and China	1,798	1,101	767	—	3,666
Brazil	2,564	275	126	283	3,248
Net operating revenue	27,933	6,703	1,643	296	36,575

	Year ended December 31, 2017
	Ferrous
	minerals	Base metals	Coal	Others	Total
Americas, except United States and Brazil	593	1,009	—	70	1,672
United States of America	355	872	—	83	1,310
Germany	1,097	292	—	—	1,389
Europe, except Germany	1,721	1,985	396	11	4,113
Middle East, Africa and Oceania	1,768	13	171	—	1,952
Japan	1,927	399	130	—	2,456
China	13,442	576	—	—	14,018
Asia, except Japan and China	1,332	1,539	711	—	3,582
Brazil	2,894	186	159	236	3,475
Net operating revenue	25,129	6,871	1,567	400	33,967

Summary of sensitivity of the Company's risk on final settlement of its provisionally priced accounts receivables

	December 31, 2019
	Thousand	Provisional price		Effect
	metric tons	(US$/tonne)	Change	on Revenue
Iron ore	14,756	90.3	+/-10%	133
Iron ore pellets	537	91.2	+/-10%	5
Copper	99	7,827.0	+/-10%	78